Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Entity File Number	001-34152
Entity Registrant Name	WESTPORT FUEL SYSTEMS INC.
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	1691 West 75th Avenue
Entity Address, Postal Zip Code	V6P 6P2
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Title of 12(b) Security	Common shares, no par value
Trading Symbol	WPRT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	17,375,213
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001370416
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1691 West 75th Avenue
Entity Address, Postal Zip Code	V6P 6P2
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Contact Personnel Name	Daniel Sceli
City Area Code	(604)
Local Phone Number	718-2046
Contact Personnel Email Address	invest@westport.com